EQUITY (Details Narrative) - USD ($)		1 Months Ended							6 Months Ended		12 Months Ended
	Nov. 12, 2020	Nov. 20, 2020	Nov. 19, 2020	Oct. 28, 2020	Dec. 31, 2019	Jul. 25, 2019	Jun. 30, 2019	Jun. 05, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jul. 10, 2019
Common shares issued, amount											$ 115,000
Common shares issued, shares											1,350,000
Common stock shares issued upon conversion of debt		350,000	150,000						2,677,397
Common stock shares issued for services											6,300,000
Debt instrument converted amount									$ 150,000
Common stock shares value for services, amount											$ 927,300
Conversion of common stock shares issued									60,000		757,142
Common stock shares issued for services									1,405,572
Conversion of preferred stock shares issued									1,352,529		50,000
Common shares issued, for settlement of accounts payable									98,715
Settlemet of accounts payable									$ 10,875
Common shares issued, shares									13,011		570,000
Warrants granted, shares									3,700,000			16,000
Preferred stock, shares par value									$ 0.001		$ 0.001	$ 0.001
Conversion description	After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAC during the 20 days prior to conversion.			After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion
Preferred stock, shares issued									740,000		0	0
Preferred stock, shares authorized									50,000,000		10,000,000	10,000,000
7% Convertible Note [Member]
Common shares issued, shares											757,142
Warrants granted, shares									3,700,000
Preferred stock, shares par value						$ 1.00
Conversion description					The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest	Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.
Preferred stock issued for cash, shares									640,000
Preferred stock, shares issued						110,000			740,000
Preferred stock, shares authorized													1,500,000
Preferred stock shares, value						$ 110,000
Convertible, description									The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance.
Debt									$ 100,000
Incurred fee						$ 12,500
Redeemed preferred shares											50,000
Two Warrant holders [Member]
Common stock, price per share								$ 0.05			$ 0.05
Warrants Exercised							21,427				21,427
Warrants exercised value							$ 1,071				$ 1,071
Warrants [Member]
Warrants granted, shares												1,665,710
Warrants Exercised												1,665,710
Warrants exercised value												$ 83,286
Three Officers and Director [Member]
Common stock shares issued for services									2,925,115	165,372	1,345,522
Common shares issued, shares										165,372	1,345,422
Common stock shares value for services, amount									$ 247,655	$ 29,241	$ 176,422
Accrued compensation converted amount									1,387,872
Accrued fees converted amount											$ 293,320
Accrued fees converted amount, shares											2,469,536
Common stock shares issued for compensation, shares									13,831,101
Common shares issued, amount											$ 176,422
Three Officers and Director [Member] | Minimum [Member]
Common stock, price per share											$ 0.10
Conversion price per share											0.10
Three Officers and Director [Member] | Maximum [Member]
Common stock, price per share											0.17
Conversion price per share											$ 0.1725
Two Officers And Director [Member]
Accrued compensation converted amount								$ 99,000		$ 130,536	$ 293,320	$ 130,536
Conversion price per share								$ 0.1548
Accrued fees converted amount, shares								639,536		600,418	2,469,536	600,418
Three Officers [Member]
Common stock shares issued for services												600,418
Common stock shares value for services, amount									247,655			$ 130,536
Fifteen Individuals [Member]
Common shares issued, amount												$ 393,000
Common shares issued, shares												1,277,142
Warrants granted, shares												237,747
Common stock description												The warrants vest immediately and terminate in one year with conversion prices ranging from $0.05-$0.50.
Six Individual [Member]
Common stock shares issued for services												350,000
Common stock shares value for services, amount									$ 247,655			$ 77,900
One Individual [Member]
Common stock shares issued for services										300,000
Common shares issued, shares												1,000,000
Common stock shares value for services, amount										$ 47,300
Common shares issued, amount												$ 250,000